SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2023
SEGMENT INFORMATION
Revenue Segment
	For the Three Months Ended June 30
	2023	%	2022	%	% Change
Revenue:
Subscription software and services	$1,629,999	88%	$1,814,273	90%	(10%)

Professional services and other	226,149	12%	196,888	10%	15%

	$1,856,148	100%	$2,011,161	100%	(9%)

	For the Six Months Ended June 30
	2023	%	2022	%	% Change
Revenue:
Subscription software and services	$3,333,814	90%	$3,671,092	91%	(9%)

Professional services and other	362,705	10%	383,958	9%	(11%)

	$3,696,519	100%	$4,055,050	100%	(9%)